Income Taxes - Disclosure of movements in unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Opening unrecognized tax benefits balance at beginning of year	$ 232,186	$ 238,833
Increases for positions related to the current year	30,551	(6,647)
Closing unrecognized tax benefits balance at end of year	$ 262,737	$ 232,186